As filed with the Securities and Exchange Commission on September 29, 2005


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21334

                  NEUBERGER BERMAN INCOME OPPORTUNITY FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Income Opportunity Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                   Kirkpatrick & Lockhart Nicholson Graham LLP
                         1800 Massachusetts Avenue, N.W.
                           Washington, D.C. 20036-1221
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2005

Date of reporting period: July 31, 2005

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act")(17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. section 3507.

ITEM 1. SCHEDULE OF INVESTMENTS.

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.
----------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE t      NUMBER OF SHARES                                MARKET VALUE t
                                              ($000'S OMITTED)                                                    ($000'S OMITTED)
COMMON STOCKS (58.0%)                                                   148,900   Highwoods Properties                  4,713
                                                                        270,000   HRPT Properties Trust                 3,480
Apartments (5.8%)                                                       154,700   Kilroy Realty                         8,060
        73,000  Amli Residential Properties                             114,000   Mack-Cali Realty                      5,462
                 Trust                               2,357              234,500   Maguire Properties                    7,023
        66,000  Apartment Investment &                                  181,000   Prentiss Properties Trust             7,325 E
                 Management                          2,904 E            169,000   Reckson Associates Realty             5,935 E
        85,000  BNP Residential Properties           1,335              120,200   Trizec Properties                     2,641
        60,700  Gables Residential Trust             2,636                                                           --------
        66,500  Mid-America Apartment                                                                                  69,675
                 Communities                         3,202
        68,300  Post Properties                                    OFFICE - INDUSTRIAL (3.2%)
        94,500  Town & Country Trust                 2,726              192,500   Bedford Property Investors            4,399
                                                     2,744 E            120,000   Liberty Property Trust                5,385
                                                  --------                                                           --------
                                                    17,904                                                              9,784



COMMERCIAL SERVICES (0.3%)                                         REGIONAL MALLS (4.7%)
        56,500  Deerfield Triarc Capital               848 *E           257,000   Glimcher Realty Trust                 7,415 E
                                                                        143,000   Pennsylvania REIT                     6,994
COMMUNITY CENTERS (4.3%)                                                                                             --------
       148,900  Heritage Property Investment                                                                           14,409
                 Trust                               5,539
       151,000  New Plan Excel Realty Trust          4,134 E       SELF STORAGE (2.0%)
       122,000  Tanger Factory Outlet Centers        3,514                2,700   Public Storage, Depositary
                                                  --------                         Shares                                  76
                                                    13,187              127,500   Sovran Self Storage                   6,159 E
                                                                                                                     --------
DIVERSIFIED (4.4%)                                                                                                      6,235
       152,100  Colonial Properties Trust            7,213 E
        55,500  Crescent Real Estate Equities        1,083         TOTAL COMMON STOCKS
       117,600  iStar Financial                      5,032         (COST $127,809)                                    178,776
        25,400  Spirit Finance                         299                                                           --------
                                                  --------
                                                    13,627         PREFERRED STOCKS (19.1%)

HEALTH CARE (7.3%)                                                 APARTMENTS (5.3%)
        88,000  Health Care Property Investors       2,452              300,000   Apartment Investment &
       247,802  Health Care REIT                     9,689 E                      Management, Ser. R                    7,950
        75,600  Healthcare Realty Trust              3,089               12,400   Apartment Investment &
       134,300  Nationwide Health Properties         3,368                         Management, Ser. T                     320
       119,700  Ventas, Inc.                         3,865               10,000   Apartment Investment &
                                                  --------                         Management, Ser. U                     253
                                                    22,463              302,200   Mid-America Apartment
                                                                                   Communities, Ser. H                  7,961 E
INDUSTRIAL (2.2%)                                                                                                    --------
        61,400  EastGroup Properties                 2,665                                                             16,484
       105,100  First Industrial Realty Trust        4,338 E
                                                   -------         COMMERCIAL SERVICES (0.4%)
                                                     7,003               20,000   Anthracite Capital, Ser. C              526
                                                                         20,000   Newcastle Investment, Ser. B            543
LODGING (1.2%)                                                                                                       --------
        82,000  Hospitality Properties Trust         3,641                                                              1,069

OFFICE (22.6%)                                                     COMMUNITY CENTERS (0.3%)
       164,200  Arden Realty                         6,556 E             20,000   Cedar Shopping Centers, Ser. A          540
       254,900  Brandywine Realty Trust              8,259               12,000   Developers Diversified Realty,
       125,300  CarrAmerica Realty                   4,867                         Ser. I                                 308 E
       137,800  Equity Office Properties Trust       4,885                                                           --------
        22,400  Glenborough Realty Trust               469                                                                848


See Notes to Schedule of Investments

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc.  cont'd
-------------------------------------------------------------
NUMBER OF SHARES                               MARKET VALUE t      NUMBER OF SHARES                                MARKET VALUE t
                                              ($000'S OMITTED)                                                    ($000'S OMITTED)
                                                                                  Trust, Ser. A                         1,080
DIVERSIFIED (3.2%)                                                                                                   --------
         9,000  Colonial Properties Trust,                                                                              1,290
                 Ser. E                                221
        18,400  Crescent Real Estate Equities,                          TOTAL PREFERRED STOCKS
                 Ser. B                                491              (COST $56,963)                                 58,793
       200,000  iStar Financial, Ser. E              5,200                                                           --------
       160,000  iStar Financial, Ser. F              4,098 E
                                                  --------
                                                    10,010

HEALTH CARE (0.8%)
        25,000  Health Care REIT, Ser. D               644
        18,200  LTC Properties, Ser. E                 851
        34,000  LTC Properties, Ser. F                 872
                                                  --------
                                                     2,367

LODGING (2.9%)
        36,500  Eagle Hospitality Properties
                 Trust, Ser. A                         944
       182,000  Equity Inns, Ser. B                  4,868
        22,600  Hersha Hospitality Trust, Ser.
                 A                                     565 *
        16,000  Host Marriott, Ser. E                  441 E
        77,500  LaSalle Hotel Properties, Ser.
                 B                                   2,038
                                                  --------
                                                     8,856

OFFICE (1.3%)
        60,000  CRT Properties, Ser. A               1,515
        25,878  Glenborough Realty Trust, Ser. A       665 E
        60,000  Kilroy Realty, Ser. E                1,531
         6,800  SL Green Realty,
                  Ser. D                               176
                                                  --------
                                                     3,887

OFFICE - INDUSTRIAL (1.2%)
        50,000  Bedford Property Investors,
                 Ser. A                              2,461 **
        25,000  Digital Realty Trust, Ser. A           659
        16,900  Digital Realty Trust, Ser. B           424 *
         8,000  PS Business Parks, Ser. K              209
                                                  --------
                                                     3,753

REGIONAL MALLS (3.3%)
        60,000  Glimcher Realty Trust, Ser. F        1,564
        61,800  Glimcher Realty Trust, Ser. G        1,589
        80,000  Mills Corp., Ser. B                  2,104
       131,400  Mills Corp., Ser. E                  3,519
        19,800  Pennsylvania REIT, Ser. A            1,161
        11,300  Taubman Centers, Ser. G                292
                                                  --------
                                                    10,229

SPECIALTY (0.4%)
         8,000  Capital Automotive REIT, Ser.
                 B                                     210
        40,000  Entertainment Properties

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                            VALUE t
($000's omitted)                                                                   Moody's        S&P             ($000's omitted)

CORPORATE DEBT SECURITIES (57.7%)
       1,000     Abitibi-Consolidated Inc., Notes, 8.55%, due 8/1/10                 Ba3           BB-                     1,050
       3,000     AES Corp., Senior Secured Notes, 9.00%, due 5/15/15                 Ba3           B+                      3,345 **
       2,000     Allied Waste North America, Inc., Guaranteed Senior Secured
                 Notes, Ser. B, 9.25%, due 9/1/12                                     B2          BB-                      2,182
       2,050     American Achievement Corp., Senior Subordinated Notes,
                 8.25%, due 4/1/12                                                    B3           B-                      2,127
       1,750     Amerigas Partners L.P., Senior Unsecured Notes, 7.25%, due
                 5/20/15                                                              B2          BB-                      1,855 **
       2,000     Arch Western Finance, Senior Notes, 6.75%, due 7/1/13               Ba3          BB-                      2,055
       1,500     Armor Holdings, Inc., Senior Subordinated Notes, 8.25%, due
                 8/15/13                                                              B1           B+                      1,624
       1,500     ArvinMeritor, Inc., Notes, 8.75%, due 3/1/12                        Ba2           BB                      1,613 E
       2,000     Ashtead Holdings PLC, Secured Notes, 8.63%, due 8/1/15               B2            B                      2,065 **
       1,500     AT&T Corp., Medium-Term Notes, 8.35%, due 5/15/25                   Ba1          BB+                      1,538
       2,000     Aviall, Inc., Senior Notes, 7.63%, due 7/1/11                        B1           BB                      2,110 oo
       2,250     BCP Crystal Holdings Corp., Senior Subordinated Notes,
                 9.63%, due 6/15/14                                                   B3           B-                      2,542
       2,000     Bombardier Recreational Products, Senior Subordinated
                 Notes, 8.38%, due 12/15/13                                           B3            B                      2,160
       1,000     Bowater Canada Finance, Guaranteed Notes, 7.95%, due
                 11/15/11                                                            Ba3           BB                      1,060
       1,750     Case New Holland, Inc., Senior Notes, 9.25%, due 8/1/11             Ba3          BB-                      1,894
       2,500     Charter Communications Operating LLC, Senior Notes, 8.38%,
                 due 4/30/14                                                          B2           B-                      2,531 **
       1,500     Chesapeake Energy Corp., Senior Notes, 6.25%, due 1/15/18           Ba3          BB-                      1,481 **
       2,000     Chiquita Brands International, Senior Notes, 7.50%, due
                 11/1/14                                                              B3           B-                      1,940
       2,500     CMS Energy Corp., Senior Notes, 7.75%, due 8/1/10                    B1           B+                      2,700
       1,000     Community Health Systems, Senior Subordinated Notes, 6.50%,
                 due 12/15/12                                                         B3            B                      1,014
       1,000     Constellation Brands, Inc., Guaranteed Senior Subordinated
                 Notes, Ser. B, 8.13%, due 1/15/12                                   Ba3           B+                      1,070
       1,000     Crescent Real Estate Equities, Notes, 7.50%, due 9/15/07             B1            B                      1,023
       2,500     CSC Holdings, Inc., Senior Notes, Ser. B, 8.13%, due                 B1          BB-                      2,575
                 7/15/09
       2,500     Dole Foods Co., Inc., Debentures, 8.75%, due 7/15/13                 B2           B+                      2,762
       1,500     Dresser, Inc., Guaranteed Notes, 9.38%, due 4/15/11                  B2           B-                      1,575
       2,000     Edison Mission Energy, Senior Notes, 9.88%, due 4/15/11              B1           B+                      2,355
       2,000     Entravision Communications Corp., Guaranteed Notes, 8.13%,
                 due 3/15/09                                                          B3           B-                      2,088
       1,500     ERICO International Corp., Senior Subordinated Notes,
                 8.88%, due 3/1/12                                                    B3           B-                      1,560
       2,000     Ferrellgas Partners L.P., Senior Notes, 8.75%, due 6/15/12           B2           B-                      2,060
       2,000     Forest Oil Corp., Guaranteed Senior Notes, 7.75%, due               Ba3          BB-                      2,140
                 5/1/14
       2,500     Freescale Semiconductor, Senior Notes, 7.13%, due 7/15/14           Ba2          BB+                      2,662
         875     General Motors Acceptance Corp., Floating Rate Notes,
                 4.51%, due 10/17/05                                                Baa2           BB                        866
       1,500     General Motors Acceptance Corp., Notes, 7.00%, due 2/1/12          Baa2           BB                      1,441
       2,500     Graham Packaging Co., Subordinated Notes, 9.88%, due
                 10/15/14                                                           Caa2         CCC+                      2,575 **
       2,000     GulfMark Offshore, Inc., Senior Notes, 7.75%, due 7/15/14            B2          BB-                      2,122
       1,000     Hanover Equipment Trust 2001 B, Senior Secured Notes, Ser.
                 B, 8.75%, due 9/1/11                                                 B2           B+                      1,068
       2,500     Hines Nurseries, Inc., Guaranteed Notes, 10.25%, due                 B3            B                      2,612
                 10/1/11
       1,775     Host Marriott L.P., Senior Notes,, 7.00%, due 8/15/12               Ba3           B+                      1,840
       1,125     Host Marriott L.P., Senior Notes, 7.13%, due 11/1/13                Ba3           B+                      1,174


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                           VALUE t
($000's omitted)                                                                   Moody's        S&P            ($000's omitted)

       3,000     Houghton Mifflin Co., Senior Subordinated Notes, 9.88%,
                 due  2/1/13                                                        Caa1           B-                      3,270 E
       2,000     Invista, Notes, 9.25%, due 5/1/12                                    B1           B+                      2,202 **
       3,000     Iron Mountain, Inc., Guaranteed Senior Subordinated
                 Notes, 8.63%, due 4/1/13                                           Caa1            B                      3,150
       1,275     Jafra Cosmetics, Senior Subordinated Notes, 10.75%, due
                 5/15/11                                                              B3           B-                      1,428
       3,000     Jean Coutu Group (PJC), Inc., Senior Subordinated Notes,
                 8.50%, due 8/1/14                                                    B3            B                      2,974 E
       1,000     Jefferson Smurfit Corp., Guaranteed Senior Notes, 8.25%,
                 due 10/1/12                                                          B2            B                      1,008
       2,000     Knowledge Learning Corp., Guaranteed Notes, 7.75%, due
                 2/1/15                                                               B3           B-                      1,920 **
       1,000     Lamar Media Corp., Guaranteed Notes, 7.25%, due 1/1/13              Ba3            B                      1,063
       2,000     Landry's Restaurants, Inc., Guaranteed Notes, Ser. B,
                 7.50%, due 12/15/14                                                  B2            B                      1,978
       1,500     LIN Television Corp., Senior Subordinated Notes, 6.50%,
                 due 5/15/13                                                          B1            B                      1,448
       1,500     Lyondell Chemical Co., Guaranteed Senior Notes, 9.50%,
                 due 12/15/08                                                         B1          BB-                      1,592
       1,500     Lyondell Chemical Co., Guaranteed Senior Notes, 10.50%,
                 due 6/1/13                                                           B1          BB-                      1,732
       1,250     Meritor Automotive, Inc., Notes, 6.80%, due 2/15/09                 Ba2           BB                      1,250
       2,125     MGM Mirage, Inc., Guaranteed Notes, 6.00%, due 10/1/09              Ba2           BB                      2,130
       3,000     Midwest Generation LLC, Secured Notes, 8.75%, due 5/1/34             B1            B                      3,360
       1,500     Mohegan Tribal Gaming Authority, Senior Subordinated
                 Notes, 6.38%, due 7/15/09                                           Ba3           B+                      1,526
       1,000     Moog Inc., Senior Subordinated Notes, 6.25%, due 1/15/15            Ba3           B+                      1,010
       1,000     MSW Energy Holdings LLC, Senior Secured Notes, Ser. B,
                 8.50%, due 9/1/10                                                   Ba3          BB-                      1,075
       2,000     Mueller Group, Inc., Senior Subordinated Notes, 10.00%,
                 due 5/1/12                                                         Caa1           B-                      2,140
       3,000     Nalco Co., Senior Subordinated Notes, 8.88%, due                   Caa1           B-                      3,270
                 11/15/13
       2,500     Navistar International Corp., Senior Notes, 7.50%, due
                 6/15/11                                                             Ba3          BB-                      2,581
       2,000     Norske Skog Canada, Ltd., Guaranteed Senior Notes, Ser.
                 D, 8.63%, due 6/15/11                                               Ba3          BB-                      2,070
       2,250     Novelis, Inc., Senior Notes, 7.25%, due 2/15/15                      B1            B                      2,301 **
       2,500     NRG Energy, Inc., Secured Notes, 8.00%, due 12/15/13                 B1            B                      2,675 **
       1,750     NTK Holdings, Inc., Senior Discount Notes, 10.75%, due
                 3/1/14                                                             Caa2         CCC+                        998 **
       2,000     Owens-Brockway Glass Container, Inc., Senior Notes,
                 8.25%, due 5/15/13                                                   B2            B                      2,162
       2,000     Perry Ellis International, Inc., Senior Subordinated
                 Notes, Ser. B, 8.88%, due 9/15/13                                    B3           B-                      2,035
       1,500     Pilgrims Pride Corp., Senior Subordinated Notes, 9.25%,
                 due 11/15/13                                                        Ba3           B+                      1,684
       1,875     PSE&G Energy Holdings, Notes, 7.75%, due 4/16/07                    Ba3          BB-                      1,945
       2,500     Reliant Energy Inc., Secured Notes, 6.75%, due 12/15/14              B1           B+                      2,462
       1,000     Rogers Cable, Inc., Senior Secured Notes, 7.88%, due                Ba3          BB+                      1,093
                 5/1/12
       2,000     Rogers Wireless, Inc., Senior Subordinated Notes, 8.00%,
                 due 12/15/12                                                         B2           B+                      2,155 E
       2,000     Salem Communications, Guaranteed Notes, 7.75%, due                   B2           B-                      2,080
                 12/15/10
       2,235     Select Medical Corp., Senior Subordinated Notes, 7.63%,
                 due 2/1/15                                                           B3           B-                      2,207 **E
       1,500     Sequa Corp., Senior Notes, Ser. B, 8.88%, due 4/1/08                 B1          BB-                      1,624


SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

PRINCIPAL AMOUNT                                                                         RATING                            VALUE t
($000's omitted)                                                                   Moody's        S&P             ($000's omitted)

       1,000     Smithfield Foods, Inc., Senior Notes, Ser.B, 8.00%, due
                 10/15/09                                                            Ba2           BB                      1,080
       1,000     Smithfield Foods, Inc., Senior Notes, 7.00%, due 8/1/11             Ba2           BB                      1,047
       2,500     Southern Natural Gas, Notes, 6.13%, due 9/15/08                      B1            B                      2,508
       1,000     Southern Star Central Corp., Senior Secured Notes, 8.50%,
                 due 8/1/10                                                           B1           B+                      1,085
       2,000     Stena AB, Senior Notes, 9.63%, due 12/1/12                          Ba3          BB-                      2,202
       1,000     Stone Container Corp., Senior Notes, 9.75%, due 2/1/11               B2            B                      1,051
       2,000     Sungard Data Systems, Inc., Senior Unsecured Notes, 9.13%,
                 due 8/15/13                                                          B3           B-                      2,080 **o
       1,250     Tembec Industries, Inc., Guaranteed Notes, 8.63%, due
                 6/30/09                                                              B3            B                      1,059 E
       1,125     Tembec Industries, Inc., Guaranteed Senior Notes, 8.50%,
                 due 2/1/11                                                           B3            B                       900
       2,750     Tenet Healthcare Corp., Senior Notes, 9.25%, due 2/1/15              B3            B                      2,832 **
       1,000     Tenneco Automotive, Inc., Guaranteed Notes, 8.63%, due
                 11/15/14                                                             B3           B-                      1,045
       1,750     Toll Corp., Senior Subordinated Notes, 8.25%, due 12/1/11           Ba2          BB+                      1,886
       1,000     Ventas Realty Corp., Senior Notes, 6.75%, due 6/1/10                Ba3           BB                      1,040 **
       1,000     Vintage Petroleum, Senior Notes, 8.25%, due 5/1/12                  Ba3          BB-                      1,084
       1,500     Vought Aircraft Industries, Inc., Senior Notes, 8.00%, due
                 7/15/11                                                              B2           B-                      1,485
       2,000     VWR International, Inc., Senior Subordinated Notes, 8.00%,
                 due 4/15/14                                                        Caa1           B-                      1,925
       1,000     Warnaco, Inc., Senior Notes, 8.88%, due 6/15/13                      B1          BB-                      1,100
       1,500     Warner Music Group, Senior Subordinated Notes, 7.38%, due
                 4/15/14                                                              B3           B-                      1,549
       3,000     Williams Cos., Inc., Notes, 7.63%, due 7/15/19                       B1           B+                      3,420
       1,500     Xerox Capital Trust I, Guaranteed Notes, 8.00%, due 2/1/27          Ba3           B-                      1,564
       2,000     XM Satellite Radio, Inc., Floating Rate Secured Notes,
                 8.71%, due 8/1/05                                                  Caa1         CCC+                      2,018
                                                                                                                     ------------
                 TOTAL CORPORATE DEBT SECURITIES (COST $174,511)                                                         178,012
                                                                                                                     ------------

CONVERTIBLE BONDS (1.8%)
       2,000     Allied Waste Industries, Notes, 4.25%, due 4/15/34                 Caa2           B+                      1,740
       2,000     Lucent Technologies, Inc., Notes, 8.00%, due 8/1/31                  B3         CCC+                      2,068
       2,000     Nortel Networks Corp., Notes, 4.25%, due 9/1/08                      B3           B-                      1,868
                                                                                                                     ------------
                 TOTAL CONVERTIBLE BONDS (COST $5,743)                                                                     5,676
                                                                                                                     ------------

REPURCHASE AGREEMENT (1.6%)
       4,815     State Street Bank and Trust Co. Repurchase Agreement,
                 3.10%, due 8/1/05, dated 7/29/05, Maturity Value $4,816,244
                 Collateralized by $4,930,000 FNMA, 2.88%, due 10/15/05
                 (Collateral Value $4,961,547) (COST $4,815)                                                               4,815 #
                                                                                                                     ------------
NUMBER OF SHARES
SHORT-TERM INVESTMENTS (16.2%)
  48,628,000     Neuberger Berman Securities Lending Quality Fund, LLC                                                    48,628 ++
   1,514,462     Neuberger Berman Prime Money Fund Trust Class                                                             1,514 @
                                                                                                                     ------------
                 TOTAL SHORT-TERM INVESTMENTS (COST $50,142)                                                              50,142 #
                                                                                                                     ------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

                                                                                          NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)

SCHEDULE OF INVESTMENTS Income Opportunity Fund Inc. cont'd
-----------------------------------------------------------

NUMBER OF SHARES                                                                                                          VALUE t
WARRANTS (0.0%)                                                                                                   (000's omitted)

       8,923     Reliant Resources, Inc. (COST $0)                                                                             - *
                                                                                                                    ------------
                 TOTAL INVESTMENTS (154.4%) (COST $419,983)                                                              476,214 ##

                 Liabilities, less cash, receivables
                   and other assets [(13.7%)]                                                                            (42,341) @@
                 Liquidation Value of Auction
                   Preferred Shares [(40.7%)]                                                                           (125,500)
                                                                                                                    ------------
                 TOTAL NET ASSETS APPLICABLE TO COMMON
                 SHAREHOLDERS (100.0%)                                                                                  $308,373
                                                                                                                    ------------







SEE NOTES TO SCHEDULE OF INVESTMENTS

                                      NEUBERGER BERMAN JULY 31, 2005 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------

t Investments in equity securities by Neuberger Berman Income Opportunity Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. Investments in debt securities by the Fund are valued daily by obtaining bid price quotations from independent pricing services on all securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities. The Fund values all other securities by a method the Board of Directors of the Fund (the "Board") believes accurately reflects fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using the exchange rate as of 12:00 noon, Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities in the wake of certain significant events. When changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities, FT Interactive will provide adjusted prices for certain foreign equity securities using an analysis based on multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

#    At cost, which approximates market value.

## At July 31, 2005, the cost of investments for U.S. Federal income tax purposes was $419,983,000. Gross unrealized appreciation of investments was $58,802,000 and gross unrealized depreciation of investments was $2,571,000, resulting in net unrealized appreciation of $56,231,000, based on cost for U.S. Federal income tax purposes.

tt Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund

@ Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

*    Non-income producing security.

** Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally



For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

NOTES TO SCHEDULE OF INVESTMENTS cont'd
---------------------------------------


     to qualified institutional buyers under Rule 144A, and are deemed liquid. At July 31, 2005, these securities amounted to $34,568,000 or 11.21% of net assets applicable to common shareholders.

o Security purchased on a when-issued basis. At July 31, 2005, these securities amounted to $2,080,000.

oo All or a portion of this security is segregated as collateral for when-issued purchase commitments and/or as collateral for interest rate swap contracts.

E    All or a portion of this security is on loan.

@@ At July 31, 2005, the Fund had outstanding interest rate swap contracts as follows:

                                                                  RATE TYPE
                                                         ----------------------------
                                                                            VARIABLE-
                                                             FIXED-RATE          RATE     ACCRUED NET
                                                               PAYMENTS      PAYMENTS        INTEREST     UNREALIZED
     SWAP COUNTER              NOTIONAL       TERMINATION       MADE BY   RECEIVED BY      RECEIVABLE   APPRECIATION           TOTAL
     PARTY                       AMOUNT              DATE      THE FUND   THE FUND(1)       (PAYABLE)  (DEPRECIATION)     FAIR VALUE
     Citibank, N.A.         $24,000,000      April 24, 2008       3.70%         3.46%        $(1,120)      $  365,216     $  364,096
     Citibank, N.A.         $70,000,000    October 24, 2008       3.63%         3.46%         (2,314)       1,451,041      1,448,727
                                                                                              -------       ---------      ---------
                                                                                             $(3,434)      $1,816,257     $1,812,823


     (1) 30 day LIBOR (London Interbank Offered Rate)










For information on the Fund's significant accounting policies, please refer to the Fund's most recent semi-annual financial statements.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Income Opportunity Fund Inc.


By: /s/ Peter E. Sundman
   ----------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
   ----------------------------------------
   Peter E. Sundman
   Chief Executive Officer

Date: September 28, 2005



By: /s/ John M. McGovern
   ----------------------------------------
   John M. McGovern
   Treasurer and Principal Financial
   and Accounting Officer

Date: September 28, 2005